Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstarct]
SUBSEQUENT EVENT

NOTE 15 — SUBSEQUENT EVENT

On January 19, 2026, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with several “non-U.S. Persons” (as defined in Regulation S of the Securities Act of 1933, as amended) (the “Purchasers”) for a private placement (the “Private Placement”) of (i) 300,240,000 Class A ordinary shares with par value of $0.0001 each and (ii) 600,480,000 Warrants (the Warrants, and the Class A ordinary shares underlying the Warrants, the Warrant Shares), each to purchase one (1) Class A ordinary share at an initial exercise price of $0.0117 per Class A ordinary share that equals to $0.7 per ADS divided by 60 which is the number of Class A ordinary shares representing 1 ADS, provided that in no event shall the exercise price be lower than $0.0033 per Class A ordinary share that equals to $0.20 per ADS divided by 60 (the “Floor Price”).

The closing of the Private Placement occurred on January 19, 2026, when all the closing conditions of the Securities Purchase Agreement have been satisfied. The Company issued the Shares and Warrants in exchange for gross proceeds of $3,502,800, before the deduction of customary expenses. The net proceeds to the Company from such Private Placement shall be used by the Company for working capital and general corporate purposes.

Other than the above, the Company has performed an evaluation of subsequent events through April 13, 2026, which was the date of the consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the consolidated financial statements.